                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      December 31, 2000
                                               -------------------------------

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):         [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                                Whitney Holdings LLC
                  -------------------------------------------------------------
Address:                             177 Broad Street
                  -------------------------------------------------------------
                                     Stamford, CT 06901
                  -------------------------------------------------------------

13F File Number:        28-05743
                   -----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                                Daniel J. O'Brien
                  -------------------------------------------------------------
Title:                               Managing Member
                  -------------------------------------------------------------
Phone:                               203-973-1440
                  -------------------------------------------------------------

Signature, Place, and Date of Signing:

   Daniel J. O'Brien           Stamford, CT               February 9, 2001
------------------------   ---------------------     --------------------------
      [Signature]             [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


         13F File Number             Name

         28-
            ---------------          -----------------------------------------

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 2
                                        -----------------------

Form 13F Information Table Entry Total:           49
                                        -----------------------

Form 13F Information Table Value Total:        $571,957       (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings] and list entries.]

         No.               13F File Number          Name

          1                    28-05749             J.H. WHITNEY III MANAGEMENT, LLC
                           -------------------      -------------------------------------------


         No.               13F File Number          Name

          2                     28-05745            J.H. WHITNEY EQUITY PARTNERS, LLC
                           -------------------      -------------------------------------------

                           FORM 13F INFORMATION TABLE
                               DECEMBER 31, 2000


    Column 1                                 Column 2       Column 3        Column 4                     Column 5
    --------                                 --------       --------        --------      -----------------------------------
    NAME OF ISSUER                           TITLE OF        CUSIP           VALUE        SHRS OR PRN      SH/PRN    PUT/CALL
    --------------                           --------        -----           -----        -----------      ------    --------
                                               CLASS                        (x$1000)          AMT
                                               -----                        --------          ---
  1 ARTISOFT INC                              COMMON        04314L106           543          149,900          SH
  2 COMARCO INC.                              COMMON        200080109         1,478          109,500          SH
  3 KANA COMMUNICATIONS INC.                  COMMON        483600102           690           60,000          SH
  4 JUPITER MEDIA METRIX INC.                 COMMON        48206U104         1,002          107,611          SH
  5 COMMONWEALTH TELEPHONE ENTERPRISES, INC.  COMMON        203349105         6,409          183,101          SH
  6 IL FORNAIO AMERICA CORP.                  COMMON        451926109         3,835          295,000          SH
  7 SCOTTS COMPANY                            COMMON        810186106         5,513          149,248          SH
  8 SILGAN HOLDINGS INC.                      COMMON        827048109         2,655          295,000          SH
  9 ACE CASH EXPRESS INC.                     COMMON        004403101         2,572          237,909          SH
 10 DUN & BRADSTREET CORP                     COMMON        26483E100         5,267          203,572          SH
 11 NEWMIL BANCORP INC                        COMMON        651633109         2,058          194,800          SH
 12 LABRATORY CORP OF AMERICA HOLDINGS        COMMON        50540R409        25,339          143,971          SH
 13 ACTEL CORP                                COMMON        004934105         4,974          205,660          SH
 14 EDUTREK INTERNATIONAL INC.                COMMON        12613R104         1,865          529,792          SH
 15 METHODE ELECTRONICS  CL A                 COMMON        591520200         7,263          316,635          SH
 16 PERSISTENCE SOFTWARE INC.                 COMMON        715329108         2,126          478,990          SH
 17 NMT MEDICAL, INC.                         COMMON        629294109         2,895        2,504,010          SH
 18 NU SKIN ENTREPRENUERS                     COMMON        67018T105            80           15,062          SH
 19 USINTERNETWORKING INC.                    COMMON        917311805        26,328        5,265,526          SH
 20 SPECTRASITE HOLDINGS, INC.                COMMON        84760T100       172,109       12,989,337          SH

 21 VITAMINESHOPPE.COM                        COMMON        92848M104           785        1,092,849          SH
 22 FOGDOG INC.                               COMMON        344167101           639        1,202,827          SH
 23 SCIQUEST.COM, INC.                        COMMON        80908Q107           706          538,105          SH
 24 TMB SPECIALTY REALTY                      COMMON        872197108         7,500        1,416,667          SH
 25 CARESCIENCE INC.                          COMMON        141726109         1,980        2,639,948          SH
 26 WORLD ACCESS INC                          COMMON        98141A101            38           15,710          SH
 27 VERITAS SOFTWARE                          COMMON        923436109         6,046           69,100          SH
 28 LIBERTY MEDIA GROUP                       COMMON        87924V507         1,017           75,000          SH
 29 TELECORP                                  COMMON        879300101       208,785        9,331,171          SH

 30 ACTIVISION INC.                           COMMON        004930202        16,272        1,075,844          SH
 31 CITADEL COMMUNICATIONS CORP.              COMMON        172853202         5,863          488,600          SH

    Column 1                                    Column 6         Column 7                             Column 8
    --------                                    --------         --------                             --------
                                                                                                  VOTING AUTHORITY
                                                                                     ---------------------------------------
    NAME OF ISSUER                             INVESTMENT         OTHER                  SOLE        SHARED           NONE
    --------------                             ----------         -----                  ----        ------           ----
                                               DISCRETION        MANAGERS
                                               ----------        --------
  1 ARTISOFT INC                             SHARED-DEFINED         NONE                149,900
  2 COMARCO INC.                             SHARED-DEFINED         NONE                109,500
  3 KANA COMMUNICATIONS INC.                 SHARED-DEFINED         NONE                 60,000
  4 JUPITER MEDIA METRIX INC.                SHARED-DEFINED         NONE                107,611
  5 COMMONWEALTH TELEPHONE ENTERPRISES, INC. SHARED-DEFINED         NONE                183,101
  6 IL FORNAIO AMERICA CORP.                 SHARED-DEFINED         NONE                295,000
  7 SCOTTS COMPANY                           SHARED-DEFINED         NONE                149,248
  8 SILGAN HOLDINGS INC.                     SHARED-DEFINED         NONE                295,000
  9 ACE CASH EXPRESS INC.                    SHARED-DEFINED         NONE                237,909
 10 DUN & BRADSTREET CORP                    SHARED-DEFINED         NONE                203,572
 11 NEWMIL BANCORP INC                       SHARED-DEFINED         NONE                194,800
 12 LABRATORY CORP OF AMERICA HOLDINGS       SHARED-DEFINED         NONE                143,971
 13 ACTEL CORP                               SHARED-DEFINED         NONE                205,660
 14 EDUTREK INTERNATIONAL INC.               SHARED-DEFINED         NONE                529,792
 15 METHODE ELECTRONICS  CL A                SHARED-DEFINED         NONE                316,635
 16 PERSISTENCE SOFTWARE INC.                SHARED-DEFINED         NONE                478,990
 17 NMT MEDICAL, INC.                        SHARED-DEFINED        WEP(2)             2,504,010
 18 NU SKIN ENTREPRENUERS                    SHARED-DEFINED        WEP(2)                15,062
 19 USINTERNETWORKING INC.                   SHARED-DEFINED      JHW III(1)           5,265,526
 20 SPECTRASITE HOLDINGS, INC.               SHARED-DEFINED      JHW III(1)          12,989,337
                                                     -             WEP(2)
 21 VITAMINESHOPPE.COM                       SHARED-DEFINED      JHW III(1)           1,092,849
 22 FOGDOG INC.                              SHARED-DEFINED      JHW III(1)           1,202,827
 23 SCIQUEST.COM, INC.                       SHARED-DEFINED      JHW III(1)             538,105
 24 TMB SPECIALTY REALTY                     SHARED-DEFINED      JHW III(1)           1,416,667
 25 CARESCIENCE INC.                         SHARED-DEFINED      JHW III(1)           2,639,948
 26 WORLD ACCESS INC                         SHARED-DEFINED         NONE                 15,710
 27 VERITAS SOFTWARE                         SHARED-DEFINED         NONE                 69,100
 28 LIBERTY MEDIA GROUP                      SHARED-DEFINED         NONE                 75,000
 29 TELECORP                                 SHARED-DEFINED      JHW III(1)           9,331,171
                                                                   WEP(2)
 30 ACTIVISION INC.                          SHARED-DEFINED         NONE              1,075,844
 31 CITADEL COMMUNICATIONS CORP.             SHARED-DEFINED         NONE                488,600


        (1) J.H. WHITNEY III MANAGEMENT, LLC

        (2) J.H. WHITNEY EQUITY PARTNERS, LLC


    Column 1                                 Column 2       Column 3        Column 4                     Column 5
    --------                                 --------       --------        --------      -----------------------------------
    NAME OF ISSUER                           TITLE OF         CUSIP          VALUE        SHRS OR PRN      SH/PRN    PUT/CALL
    --------------                           --------         -----          -----        -----------      ------    --------
                                               CLASS                        (x$1000)          AMT
                                               -----                        --------          ---
 32 EFUNDS                                    COMMON        28224R101         3,645          396,700          SH
 33 MOODYS CORPORATION                        COMMON        615369105         3,797          147,796          SH
 34 ECHOSTAR COMMUNICATION                    COMMON        278762109           682           30,000          SH
 35 NOVA CORPORATION                          COMMON        669784100         7,215          361,900          SH
 36 COGNIZANT                                 COMMON        192446102         6,928          190,800          SH
 37 DATUM INC.                                COMMON        238208102         5,164          233,413          SH
 38 DIAMOND TECH PARTNERS A                   COMMON        25278P106           915           30,000          SH
 39 TRIDENT MICROSYSTEMS                      COMMON        895919108         1,710          380,000          SH
 40 GLOBAL STAR 01 JAN $45 PUTS                             3789538AI            53          233,531                   PUTS
 41 STRATOS LIGHTWAVE MAR 01 $10 PUTS                       8631008CB         1,061          142,572                   PUTS
 42 STRATOS LIGHTWAVE MAR 01 $15 PUTS                       8631008CC           384          136,800                   PUTS
 43 STRATOS LIGHTWAVE MAR 01 $20 PUTS                       8631008CD           710          483,687                   PUTS
 44 STRATOS LIGHTWAVE MAR 01 $22 PUTS                       8631008CX           608          532,000                   PUTS
 45 STRATOS LIGHTWAVE MAR 01 $25 PUTS                       8631008CE           472          525,100                   PUTS
 46 STRATOS LIGHTWAVE MAR 01 $30 PUTS                       8631008CF           481          733,525                   PUTS
 47 CD RADIO WARRANTS                                       125127134         6,000          810,000                  CALLS
 48 XM SATTELLITE RADIO INC WARRANTS                        98375Y114         5,000          125,000                  CALLS
 49 METRICOM WARRANTS                                       591596135         2,500          100,000                  CALLS

    Column 1                                    Column 6         Column 7                             Column 8
    --------                                    --------         --------                             --------
                                                                                                  VOTING AUTHORITY
                                                                                     ---------------------------------------
    NAME OF ISSUER                             INVESTMENT         OTHER                  SOLE        SHARED           NONE
    --------------                             ----------         -----                  ----        ------           ----
                                               DISCRETION        MANAGERS
                                               ----------        --------
 32 EFUNDS                                   SHARED-DEFINED         NONE                396,700
 33 MOODYS CORPORATION                       SHARED-DEFINED         NONE                147,796
 34 ECHOSTAR COMMUNICATION                   SHARED-DEFINED         NONE                 30,000
 35 NOVA CORPORATION                         SHARED-DEFINED         NONE                361,900
 36 COGNIZANT                                SHARED-DEFINED         NONE                190,800
 37 DATUM INC.                               SHARED-DEFINED         NONE                233,413
 38 DIAMOND TECH PARTNERS A                  SHARED-DEFINED         NONE                 30,000
 39 TRIDENT MICROSYSTEMS                     SHARED-DEFINED         NONE                380,000
 40 GLOBAL STAR 01 JAN $45 PUTS              SHARED-DEFINED         NONE                                           233,531
 41 STRATOS LIGHTWAVE MAR 01 $10 PUTS        SHARED-DEFINED         NONE                                           142,572
 42 STRATOS LIGHTWAVE MAR 01 $15 PUTS        SHARED-DEFINED         NONE                                           136,800
 43 STRATOS LIGHTWAVE MAR 01 $20 PUTS        SHARED-DEFINED         NONE                                           483,687
 44 STRATOS LIGHTWAVE MAR 01 $22 PUTS        SHARED-DEFINED         NONE                                           532,000
 45 STRATOS LIGHTWAVE MAR 01 $25 PUTS        SHARED-DEFINED         NONE                                           525,100
 46 STRATOS LIGHTWAVE MAR 01 $30 PUTS        SHARED-DEFINED         NONE                                           733,525
 47 CD RADIO WARRANTS                        SHARED-DEFINED         NONE                                           810,000
 48 XM SATTELLITE RADIO INC WARRANTS         SHARED-DEFINED         NONE                                           125,000
 49 METRICOM WARRANTS                        SHARED-DEFINED         NONE                                           100,000

        (1) J.H. WHITNEY III MANAGEMENT, LLC

        (2) J.H. WHITNEY EQUITY PARTNERS, LLC